Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets

NOTE 7. GOODWILL AND OTHER INTANGIBLE ASSETS

Changes in the carrying amounts of goodwill, by segment (which is the same as the reporting unit for Wireless and Wireline) were as follows:

	Wireless	Wireline	Total

Balance as of January 1, 2013	$35,803	$33,970	$69,773
Goodwill acquired	305	-	305
Held for sale	-	(799)	(799)
Other	(2)	(4)	(6)
Balance as of December 31, 2013	36,106	33,167	69,273
Goodwill acquired	367	-	367
Other	(4)	56	52
Balance as of December 31, 2014	$36,469	$33,223	$69,692

The majority of our goodwill acquired during 2014 related to our acquisition of Leap (see Note 5). Other changes to our goodwill during 2014 include adjustments related to closing the sale of our Connecticut operations (see Note 5). Changes to goodwill during 2013 resulted from the acquisition of ATNI and the held for sale adjustment to goodwill in conjunction with the sale of our Connecticut operations (see Note 5).

Our other intangible assets are summarized as follows:

	December 31, 2014		December 31, 2013
Other Intangible Assets	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless Acquisitions	$1,082	$550	$982	$771
BellSouth Corporation	5,825	5,559	5,825	5,317
AT&T Corp.	56	42	2,482	2,438
Subtotal	6,963	6,151	9,289	8,526
Other	275	189	284	169
Total	$7,238	$6,340	$9,573	$8,695

Indefinite-lived intangible assets not subject to amortization:
Licenses	$60,824	$56,433
Trade names	5,241	4,901
Total	$66,065	$61,334

As discussed in Note 5, license additions in 2014 were primarily related to the Leap acquisition, with the remainder originating from various spectrum license purchases.

Amortized intangible assets are definite-life assets, and as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets, over a weighted-average of 9.8 years (9.7 years for customer lists and relationships and 12.1 years for other). Amortization expense for definite-life intangible assets was $500 for the year ended December 31, 2014, $672 for the year ended December 31, 2013, and $1,210 for the year ended December 31, 2012. Amortization expense is estimated to be $350 in 2015, $244 in 2016, $177 in 2017, $57 in 2018, and $28 in 2019.

In 2014, we wrote off approximately $2,850 of fully amortized intangible assets (primarily customer lists). In 2013, we wrote off approximately $6,217 of fully amortized intangible assets (primarily customer lists). We review other amortizing intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.

We review indefinite-lived intangible assets for impairment annually (see Note 1). Licenses include wireless FCC licenses that provide us with the exclusive right to utilize certain radio frequency spectrum to provide wireless communications services.